Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share
Schedule of information about reconciliation of the weighted average number of shares

Reconciliation of the weighted average number of shares used for the calculation for both basic and diluted earnings (loss) per share was as follows:

		2022	2021	2020
Weighted average number of shares used for basic earnings (loss) per share		3,483,633,816	3,565,973,883	3,572,549,651
Potential shares to be issued for ILT incentive plan		6,319,989	7,598,593
Weighted average number of shares used for diluted earnings (loss) per share		3,489,953,805	3,573,572,476	3,572,549,651
Eni’s profit (loss)	(€ million)	13,887	5,821	(8,635)
Remunaration of subordinated perpetual bonds net of tax effect	(€ million)	(109)	(95)
Eni’s profit (loss) for basic and diluted earnings (loss) per share	(€ million)	13,778	5,726	(8,635)
Basic earnings (loss) per share	(€ per share)	3.96	1.61	(2.42)
Diluted earnings (loss) per share	(€ per share)	3.95	1.60	(2.42)